CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (4,779)	$ (591)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	113	54
Stock compensation expense	141	129
Loss on sale of crypto assets	244	0
Unrealized loss on crypto assets	875	0
Unrealized loss on short-term investment	0	31
Change in operating assets and liabilities net of effect of acquisitions:
Accounts receivable, net	(37)	(699)
Prepayments and other current assets	(69)	(55)
Contractual right to offset	13	86
Accounts payable	1,590	278
Accrued liabilities	(30)	(3)
Deferred cost-contract liability	(13)	(86)
Unearned revenue	(47)	691
Net cash used in operating activities	(1,999)	(165)
Cash flows from investing activities
Proceeds from sale of crypto assets	10,220	0
Proceed from issuance of SAFE notes payable	0	600
Capitalized platform development cost	(299)	(133)
Related party notes receivable principal receipt	41	0
Investment in related party common stocks	(10,000)	0
Net cash provided by (used in) investing activities	(38)	467
Cash flows from financing activities
Proceeds from March 2026 financing	2,000	0
Repayment of debt	0	0
Proceeds from issuance of SAFE notes payable	0	0
Issuance of stock, net	0	0
Net cash provided by financing activities	2,000	0
Net increase (decrease) in cash and cash equivalents	(37)	302
Cash and cash equivalents – beginning of period	534	8
Cash and cash equivalents – end of period	497	310
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for taxes	0	0
Supplemental disclosure of non-cash activities
USDC investment	300	0
Settlement of accounts payable with USDC	$ 1,453	$ 0